Note 27 - Financial Instruments - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	$ 7,504	$ 12,281	$ 11,016	$ 11,724
Borrowings	24,598	23,397	22,480	25,896
Lease liabilities	1,356	1,991	290	619
Total	33,458	37,669	33,786	38,239
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	7,504	12,281	11,016	11,724
Borrowings	688	3,859	2,556	5,498
Lease liabilities	649	692	147	291
Total	8,841	16,832	13,719	17,513
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)
Borrowings	23,873	19,538	19,924	14,111
Lease liabilities	654	1,077	143	328
Total	24,527	20,615	20,067	14,439
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)
Borrowings	37			6,287
Lease liabilities	53	222
Total	90	222		6,287
Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)
Borrowings
Lease liabilities
Total